International Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Common Stocks (96.2%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (12.4%)
Baidu, Inc., ADR *	Cayman Islands	153,670	15,791
China Mobile, Ltd.	China	3,204,760	26,516
China Telecom Corp., Ltd. - Class H	China	58,018,160	26,427
Deutsche Telekom AG	Germany	3,642,070	61,109
Singapore Telecommunications, Ltd.	Singapore	11,610,330	26,041
Vodafone Group PLC	United Kingdom	26,203,894	52,195

Total			208,079

Consumer Discretionary (3.0%)
Cie Generale des Etablissements Michelin	France	194,758	21,737
SES SA	Luxembourg	1,561,770	28,470

Total			50,207

Consumer Staples (5.9%)
Kirin Holdings Co., Ltd.	Japan	1,532,400	32,427
Matsumotokiyoshi Holdings Co., Ltd.	Japan	407,600	14,909
Seven & i Holdings Co., Ltd.	Japan	892,400	34,103
Suntory Beverage & Food, Ltd.	Japan	401,300	17,147

Total			98,586

Energy (11.4%)
BP PLC	United Kingdom	7,381,530	46,814
Eni SpA	Italy	2,611,625	39,948
Equinor ASA	Norway	441,440	8,397
Husky Energy, Inc.	Canada	1,528,240	10,751
Royal Dutch Shell PLC - Class B	United Kingdom	1,314,075	38,713
Tenaris SA	Luxembourg	679,125	7,205
TOTAL SA	France	744,720	38,868

Total			190,696

Financials (15.2%)
Bank of Ireland Group PLC	Ireland	3,510,100	13,926
BNP Paribas SA	France	1,167,050	56,821
Credit Agricole SA	France	1,432,720	17,396
Hana Financial Group, Inc.	South Korea	625,130	18,422
ING Groep NV	Netherlands	3,947,932	41,327
KB Financial Group, Inc., ADR	South Korea	694,840	24,820
Standard Chartered PLC	United Kingdom	5,841,822	49,145
Sumitomo Mitsui Financial Group, Inc.	Japan	987,770	33,756

Total			255,613

Health Care (15.1%)
Astellas Pharma, Inc.	Japan	1,956,730	27,842
Bayer AG	Germany	368,368	25,973
Fresenius Medical Care AG & Co.	Germany	418,660	28,155
Merck KGaA	Germany	279,580	31,494
Novartis AG	Switzerland	179,190	15,537
Roche Holding AG	Switzerland	100,420	29,224

Common Stocks (96.2%)	Country	Shares/ Par +	Value $ (000’s)
Health Care continued
Sanofi	France	416,285	38,594
Shanghai Pharmaceuticals Holding Co., Ltd.	China	7,252,510	13,140
Sinopharm Group Co., Ltd.	China	2,935,400	9,195
Takeda Pharmaceutical Co., Ltd.	Japan	830,227	28,333
Teva Pharmaceutical Industries, Ltd., ADR *	Israel	848,990	5,841

Total			253,328

Industrials (8.8%)
A.P. Moeller - Maersk AS - Class B	Denmark	14,730	16,657
BAE Systems PLC	United Kingdom	6,137,620	43,015
Cie de Saint-Gobain	France	567,220	22,257
CK Hutchison Holdings, Ltd.	Cayman Islands	2,515,290	22,208
Siemens AG	Germany	205,900	22,049
Siemens AG, ADR	Germany	105,530	5,655
Vestas Wind Systems	Denmark	199,230	15,467

Total			147,308

Information Technology (6.4%)
NXP Semiconductors NV	Netherlands	277,420	30,272
Samsung Electronics Co., Ltd.	South Korea	1,173,320	48,114
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	3,312,485	29,181

Total			107,567

Materials (8.5%)
Barrick Gold Corp.	Canada	1,967,960	34,105
Johnson Matthey PLC	United Kingdom	426,900	16,046
Sumitomo Metal Mining Co., Ltd.	Japan	984,840	30,486
Wheaton Precious Metals Corp.	Canada	1,559,970	40,905
Yara International ASA	Norway	502,830	21,655

Total			143,197

Real Estate (4.6%)
CK Asset Holdings, Ltd.	Cayman Islands	4,341,440	29,413
Mitsui Fudosan Co., Ltd.	Japan	1,916,100	47,475

Total			76,888

Utilities (4.9%)
E.ON SE	Germany	4,107,040	39,926
Veolia Environnement SA	France	1,681,130	42,620

Total			82,546

Total Common Stocks (Cost: $1,645,723)			1,614,015

International Equity Portfolio

Short-Term Investments (3.5%)	Country	Shares/ Par +	Value $ (000’s)
Money Market Funds (2.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.880%#	United States	43,909,429	43,909

Total			43,909

Short-Term Investments (3.5%)	Country	Shares/ Par +	Value $ (000’s)
US Government & Agencies (0.9%)
Federal Home Loan Bank 0.000%, 10/1/19	United States	14,600,000	14,600

Total			14,600

Total Short-Term Investments (Cost: $58,509)			58,509

Total Investments (99.7%) (Cost: $1,704,232)@			1,672,524

Other Assets, Less Liabilities (0.3%)			4,445

Net Assets (100.0%)			1,676,969

Investments Percentage by Country is based on Net Assets:
Japan	15.9%
United Kingdom	14.7%
France	14.1%
Germany	12.9%
South Korea	5.5%
Canada	5.1%
Other	31.5%

Total	99.7%

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2019.
@

At September 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,704,232 and the net unrealized depreciation of investments based on that cost was $31,708 which is comprised of $119,770 aggregate gross unrealized appreciation and $151,478 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2019.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Information Technology	$78,386	$29,181	$—
All Others	1,506,448	—	—
Short-Term Investments
Money Market Funds	43,909	—	—
All Others	—	14,600	—

Total Assets:	$1,628,743	$43,781	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

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